Exhibit 99.7 Schedule 2

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Second Home	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	1 of 5	2025-10-27 21:55	Property	Property Issue - Neighborhood Location	The subject appraisal verified a neighborhood location not allowed per guidelines. INELIGIBLE PROPERTIES • Mixed used properties • Rural properties Per appraisal rural property. No exception located in file Per XXXXXX guidelines dated XXXXXX rural properties are ineligible.		Document Uploaded. - 12/11/2025	Received exception approval for rural property - 12/11/2025 Document Uploaded. - 12/11/2025	Residual income of $XXXXXX DTI 10% lower than maximum allowed	2025-12-11 20:04	Waived	3	2	3	2
XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Second Home	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	2 of 5	2025-10-27 22:29	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report shows uncleared alerts.		- 11/14/2025	Cleared fraud alert provided, condition resolved. - 11/19/2025 All Fraud Report Alerts have been cleared or None Exist - 11/19/2025		2025-11-19 19:26	Resolved	3	1	3	2
XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Second Home	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	3 of 5	2025-10-27 22:31	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product.		- 11/14/2025	XXXXXX supporting value was provided, condition resolved. - 11/19/2025		2025-11-19 19:21	Resolved	3	1	3	2
XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Second Home	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	4 of 5	2025-10-28 12:02	Credit	Approval/Underwriting Summary Deficient	Approval/Underwriting Summary is deficient. Final 1008 doesn't include all other monthly payments.		- 12/12/2025 Document Uploaded. - 12/11/2025	Received 1008 reflecting other month payments - 12/12/2025 Received a 1003 and 1008 with a different borrower name and property address; missing updated 1008 for subject loan - 12/11/2025 Document Uploaded. - 12/11/2025		2025-12-12 16:12	Resolved	3	1	3	2
XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	Second Home	Purchase	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXXX	5 of 5	2025-10-28 16:47	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2025-10-28 16:47	Cleared	1	1	3	2